UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-229640
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 1	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 245	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
November 14, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
□ on [date] pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated November 14, 2019
to the following prospectus(es):
Nationwide Innovator Corporate VUL prospectus dated August 22, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
1. Effective November 20, 2019, the following underlying mutual fund(s) are added as investment option(s) under the policy. The underlying mutual fund(s) are added to the bulleted list on the cover of the prospectus and Appendix A: Sub-Account Information.
MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	The fund seeks a high level of total return.
2. Effective immediately, the minimum and maximum total operating expenses table in the Fee Table section of the prospectus is hereby deleted in its entirety and replaced with the following:
The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	.03%	1.63%
3. Effective immediately, Appendix C: The Enhancement Benefit is hereby deleted in its entirety and replaced with the following:
Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the eleventh or sixth policy year depending on the ownership type of the policy.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, the Additional Term Insurance Rider has no associated Enhancement Benefit or Enhancement Percentage. If the Additional Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider. When the Base Policy Specified Amount allocation is 1%, the Enhancement Percentage will be 0% rather than the blended rate.
Corporate policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. This election is not available on individually owned policies. The enhancement percentages from the respective schedules will be blended,
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according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the corporate policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The corporate purchaser can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a registered representative to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting the Service Center.
Enhancement Benefit Factors for Corporate Owned Modified Endowment Contracts
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	3.50%	3.50%
2	3.463%	3.05%
3	2.979%	2.20%
4	2.108%	1.10%
5	1.038%	0.35%
6	0.321%	0.00%
7+	0.00%	0.00%
Enhancement Benefit Factors for Individually Owned Modified Endowment Contracts
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	2.80%	2.80%
2	2.75%	2.20%
3	2.133%	1.40%
4	1.333%	0.60%
5	0.567%	0.20%
6	0.183%	0.00%
7+	0.00%	0.00%
Enhancement Benefit Factors for Corporate Owned Non-Modified Endowment Contracts
Schedules A and B
Policy Year	Base Policy Enhancement Percentage Schedule A		Base Enhancement Percentage Schedule B		Enhancement Cap A Percentage	Enhancement Cap B Percentage
	Month 1	Month 12	Month 1	Month 12
1	13.59%	13.59%	11.08%	11.08%	145%	120%
2	13.42%	11.55%	10.945%	9.46%	145%	120%
3	11.379%	9.50%	9.38%	8.50%	135%	125%
4	9.3583%	7.80%	8.45%	7.90%	130%	130%
5	7.671%	6.25%	7.808%	6.80%	115%	125%
6	6.113%	4.60%	6.675%	5.30%	100%	110%
7	4.475%	3.10%	5.183%	3.90%	75%	95%
8	3.008%	2.00%	3.817%	2.90%	55%	75%
9	1.921%	1.05%	2.825%	2.00%	30%	55%
10	0.996%	0.4%	1.925%	1.10%	15%	35%
11	0.367%	0.00	1.008%	0.00%	10%	30%
12+	0.00%	0.00%	0.00%	0.00%	0%	0%
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Enhancement Benefit Factors for Individually Owned Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12
1	11.20%	11.20%		120%
2	10.983%	8.60%		110%
3	8.354%	5.65%		95%
4	5.429%	3.00%		75%
5	2.84%	1.08%		45%
6	0.99%	0.00%		25%
7+	0.00%	0.00%		0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract and corporate owned.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Total Percent of Premium Charge Paid is $15,250.
•	The Enhancement Schedule B Allocation is 100%.
•	The Enhancement Schedule A Allocation is 0%.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 9.46%) + (0.25 x 0.00%) = 7.095%
	=	7.095% x $200,000 =$14,190.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	120% x $15,250 =$18,300.00
Since $14,190.00 is less than the $18,300.00 Enhancement Cap, the Enhancement Benefit here is $14,190.00
4. Effective immediately, Appendix E: Reduction to the Variable Sub-Account Asset Charge is hereby deleted in its entirety and replaced with the following:
Appendix E: Reduction to the Variable Sub-Account Asset Charge
If applied, the reductions will be substantially equal to the amount of payments Nationwide expects to receive from the underlying mutual funds for allocation to certain Sub-Accounts. The following table lists the reduction to the Variable Account Asset Charge that Nationwide may apply.
Mutual Fund	Current Variable Account Asset Charge Reduction
AB VPS Growth and Income Portfolio: Class A	0.35%
AB VPS International Value Portfolio: Class A	0.35%
AB VPS Small/Mid Cap Value Portfolio: Class A	0.35%
American Century VP Inflation Protection Fund: Class I	0.15%
American Century VP Value Fund: Class I	0.35%
American Funds Insurance Series(R) Global Bond Fund - Class 2	0.25%
American Funds Insurance Series(R) Growth-Income Fund - Class 2	0.25%
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Mutual Fund	Current Variable Account Asset Charge Reduction
American Funds Insurance Series® Asset Allocation Fund: Class 2	0.25%
American Funds Insurance Series® Global Small Capitalization Fund: Class 2	0.25%
American Funds Insurance Series® Growth Fund: Class 2	0.25%
American Funds Insurance Series® International Fund: Class 2	0.25%
American Funds Insurance Series® New World Fund: Class 2	0.25%
BlackRock Global Allocation VI Fund: Class II	0.40%
BlackRock High Yield VI Fund: Class I	0.15%
BNY Mellon IP MidCap Stock Portfolio: Initial Shares	0.38%
BNY Mellon IP Small Cap Stock Index Portfolio: Service Shares	0.35%
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0.20%
BNY Mellon VIF Appreciation Portfolio: Initial Shares	0.38%
Delaware VIPT Small Cap Value Series: Service Class	0.50%
DFA Investment Dimensions Group - DFA VA Global Moderate Allocation Portfolio - Institutional Class	0.00%
DFA Investment Dimensions Group - VA Equity Allocation Portfolio - Institutional Class	0.00%
DFA Investment Dimensions Group - VA Global Bond Portfolio	0.00%
DFA Investment Dimensions Group - VA International Small Portfolio	0.00%
DFA Investment Dimensions Group - VA International Value Portfolio	0.00%
DFA Investment Dimensions Group - VA Short-Term Fixed Portfolio	0.00%
DFA Investment Dimensions Group - VA U.S. Large Value Portfolio	0.00%
DFA Investment Dimensions Group - VA U.S. Targeted Value Portfolio	0.00%
DFA Investment Dimensions Group - VIT Inflation-Protected Securities Portfolio - Institutional Class	0.00%
Eaton Vance VT Floating-Rate Income Fund: Initial Class	0.50%
Federated® Fund for U.S. Government Securities II	0.25%
Fidelity(R) VIP Bond Index Portfolio - Service Class	0.15%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class	0.30%
Fidelity(R) VIP Extended Market Index Portfolio - Service Class	0.15%
Fidelity(R) VIP Freedom Fund 2055 Portfolio - Service Class	0.30%
Fidelity(R) VIP Freedom Fund 2060 Portfolio - Service Class	0.30%
Fidelity(R) VIP International Index Portfolio - Service Class	0.15%
Fidelity(R) VIP Total Market Index Portfolio - Service Class	0.15%
Fidelity® VIP Emerging Markets Portfolio: Service Class	0.30%
Fidelity® VIP Equity-Income Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2015 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2020 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2025 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2030 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2035 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2040 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2045 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2050 Portfolio: Service Class	0.30%
Fidelity® VIP Growth Portfolio: Service Class	0.30%
Fidelity® VIP Index 500 Portfolio - Initial Class	0.05%
Fidelity® VIP Investment Grade Bond Portfolio: Service Class	0.30%
Fidelity® VIP Real Estate Portfolio: Service Class	0.30%
Franklin VIPT Mutual Global Discovery VIP Fund: Class 2	0.45%
Franklin VIPT Small Cap Value VIP Fund: Class 2	0.45%
Goldman Sachs VIT Small Cap Equity Insights Fund: Institutional Shares	0.25%
Invesco Oppenheimer V.I. Global Fund: Series I	0.35%
Invesco Oppenheimer V.I. International Growth Fund: Series I	0.35%
Invesco Oppenheimer V.I. Main Street Fund: Series I	0.35%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	0.35%
Invesco VI Growth and Income Fund: Series I Shares	0.35%
Invesco VI High Yield Fund: Series I Shares	0.35%
Invesco VI International Growth Fund: Series I Shares	0.35%
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Mutual Fund	Current Variable Account Asset Charge Reduction
Ivy VIP Growth: Class II	0.50%
Ivy VIP Science and Technology: Class II	0.50%
Janus Henderson VIT Balanced Portfolio: Service Shares	0.35%
Janus Henderson VIT Enterprise Portfolio: Service Shares	0.35%
Janus Henderson VIT Global Technology Portfolio: Service Shares	0.35%
JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0.35%
JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1	0.25%
Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0.50%
Legg Mason Partners ClearBridge Variable Small Cap Growth Portfolio: Class I	0.25%
Lord Abbett Series Bond Debenture Portfolio: Class VC	0.50%
Lord Abbett Series Short Duration Income Portfolio: Class VC	0.50%
Lord Abbett Series Total Return Portfolio: Class VC	0.50%
MFS(R) VIT Mid Cap Value Portfolio - Service Class	0.50%
MFS® VIT II Blended Research® Core Equity Portfolio: Service Class	0.50%
MFS® VIT II International Intrinsic Value Portfolio: Service Class	0.50%
MFS® VIT II Research International Portfolio: Service Class	0.50%
MFS® VIT II MFS Emerging Markets Equity Portfolio: Initial Class	0.25%
MFS® VIT MFS Mid Cap Growth Series: Service Class	0.50%
MFS® VIT MFS New Discovery Series: Service Class	0.50%
MFS® VIT MFS Total Return Bond Series: Service Class	0.50%
MFS® VIT MFS Value Series: Service Class	0.50%
Morgan Stanley VIF Emerging Markets Debt Portfolio: Class I	0.35%
Morgan Stanley VIF Global Real Estate Portfolio: Class II	0.50%
Morgan Stanley VIF Growth Portfolio: Class I	0.35%
Neuberger Berman NVIT Socially Responsible Fund: Class I	0.20%
NVIT Bond Index Fund: Class I	0.25%
NVIT Cardinal℠ Aggressive Fund: Class I	0.34%
NVIT Cardinal℠ Balanced Fund: Class I	0.31%
NVIT Cardinal℠ Capital Appreciation Fund: Class I	0.33%
NVIT Cardinal℠ Conservative Fund: Class I	0.29%
NVIT Cardinal℠ Moderate Fund: Class I	0.32%
NVIT Cardinal℠ Moderately Aggressive Fund: Class I	0.33%
NVIT Cardinal℠ Moderately Conservative Fund: Class I	0.30%
NVIT Government Bond Fund: Class I	0.35%
NVIT Government Money Market Fund: Class V	0.35%
NVIT International Equity Fund: Class I	0.35%
NVIT International Index Fund: Class I	0.25%
NVIT Investor Destinations Aggressive Fund: Class II	0.40%
NVIT Investor Destinations Conservative Fund: Class II	0.40%
NVIT Investor Destinations Moderate Fund: Class II	0.40%
NVIT Investor Destinations Moderately Aggressive Fund: Class II	0.40%
NVIT Investor Destinations Moderately Conservative Fund: Class II	0.40%
NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y	0.00%
NVIT Mid Cap Index Fund: Class I	0.25%
NVIT Multi-Manager Large Cap Growth Fund: Class I	0.35%
NVIT Multi-Manager Large Cap Value Fund: Class I	0.35%
NVIT Multi-Manager Mid Cap Growth Fund: Class I	0.27%
NVIT Multi-Manager Mid Cap Value Fund: Class I	0.35%
NVIT Multi-Manager Small Cap Growth Fund: Class I	0.35%
NVIT Multi-Manager Small Cap Value Fund: Class I	0.35%
NVIT Multi-Manager Small Company Fund: Class I	0.35%
NVIT Real Estate Fund: Class I	0.25%
NVIT Short Term Bond Fund: Class I	0.25%
PIMCO VIT All Asset Portfolio: Administrative Class	0.35%
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Mutual Fund	Current Variable Account Asset Charge Reduction
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0.35%
PIMCO VIT High Yield Portfolio: Administrative Class	0.35%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0.35%
PIMCO VIT Long-Term U.S. Government Portfolio: Administrative Class	0.35%
PIMCO VIT Low Duration Portfolio: Administrative Class	0.35%
PIMCO VIT Real Return Portfolio: Administrative Class	0.35%
PIMCO VIT Total Return Portfolio: Administrative Class	0.35%
Schwab(R) S&P 500 Index Portfolio	0.00%
T. Rowe Price Blue Chip Growth Portfolio	0.25%
T. Rowe Price Equity Income Portfolio: II	0.50%
T. Rowe Price Moderate Allocation Portfolio	0.25%
T. Rowe Price New America Growth Portfolio	0.25%
Templeton VIPT Foreign VIP Fund: Class 2	0.45%
Templeton VIPT Global Bond VIP Fund: Class 1	0.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0.35%
Vanguard® VIF Balanced Portfolio	0.00%
Vanguard® VIF Capital Growth Portfolio	0.00%
Vanguard® VIF Diversified Value Portfolio	0.00%
Vanguard® VIF Equity Income Portfolio	0.00%
Vanguard® VIF Equity Index Portfolio	0.00%
Vanguard® VIF Global Bond Index Portfolio	0.00%
Vanguard® VIF Growth Portfolio	0.00%
Vanguard® VIF High Yield Bond Portfolio	0.00%
Vanguard® VIF International Portfolio	0.00%
Vanguard® VIF Mid Cap Index Portfolio	0.00%
Vanguard® VIF Real Estate Index Portfolio	0.00%
Vanguard® VIF Short-Term Investment-Grade Portfolio	0.00%
Vanguard® VIF Small Company Growth Portfolio	0.00%
Vanguard® VIF Total Bond Market Index Portfolio	0.00%
Vanguard® VIF Total International Stock Market Index Portfolio	0.00%
Vanguard® VIF Total Stock Market Index Portfolio	0.00%
Virtus VIF Duff & Phelps Real Estate Securities Series - Class I	0.25%
Wells Fargo VT Discovery Fund: Class 2	0.35%
Wells Fargo VT Small Cap Growth Fund: Class 2	0.50%
PROS-2019-295

Incorporation by Reference
The prospectus and the Statement of Additional Information that were effective August 22, 2019, except as modified by this supplement, previously filed with the Commission under SEC file No. 333-229640, are hereby incorporated by reference and made a part of this registration statement.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
d)	Contracts - Form of Contract - Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926d.htm and hereby incorporated by reference.
e)	Applications - Form of the Contract Application - Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926e.htm and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Form of Reinsurance Contracts – Attached hereto.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm

https://www.sec.gov/Archives/edgar/data/1190903/000119090308000193/calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/davisfpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm

17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
44)	Fund Participation Agreement with Schwab Annuities Portfolio and Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926h44.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119312519225276/d771746dex9926h44.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsasa.htm

6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockasa.htm
7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/calvertvariableasa.htm
8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawareasa.htm
10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusasa99i3.htm
12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
14)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eastonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4b.htm

17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsasa.htm
21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardasa.htm
23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonasa.htm
24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasaa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnasaa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnasab.htm
26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b39.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm

https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312513162459/d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pioneerfpa.htm
36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/troweasa99i13.htm

40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckasa.htm
42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargoasa.htm
45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
46)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926i36.htm
47)	Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926i47.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119312519225276/d771746dex9926i47.htm
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with initial registration statement (333-229640) on February 13, 2019, as document "d705578dex99k.htm " and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "exhibitq.htm." and hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Vice President-Mutual Fund Distribution & Professional Buyer	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on November 14, 2019.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on November 14, 2019.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact